Auditors' remuneration	12 Months Ended
Dec. 31, 2017
Auditor's remuneration [abstract]
Auditor's remuneration

The notes included in this section focuses on related party transactions, Auditors’ remuneration and directors’ remuneration. Related parties include any subsidiaries, associates, joint ventures, entities under common directorships and Key Management Personnel.

42 Auditors’ remuneration

Auditors’ remuneration is included within consultancy, legal and professional fees in administration and general expenses and comprises:

	2017	2016	2015
	£m	£m	£m
Audit of the Group's annual accounts	11	14	13
Other services:
Audit of the Company's subsidiaries[a]	27	27	21
Other audit related fees[b]	8	4	7
Other services[c]	2	4	2
Total Auditors' remuneration	48	49	43

Notes

  Comprises the fees for the statutory audit of the subsidiaries both inside and outside the UK and fees for work performed by associates of KPMG or PwC in respect of the consolidated financial statements of the Company.
  Comprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing Rules of the UK listing authority.
  Includes consultation on tax matters, tax advice relating to transactions and other tax planning and advice.

KPMG became the Group’s principal auditor in 2017. PwC was the principal auditor in 2016 and 2015.

The figures shown in the above table relate to fees paid to KPMG or PwC as principal auditor. In addition, fees paid to KPMG in relation to discontinued operations were £4m (PwC 2016: £12m, PwC 2015: £10m).